TRADE RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Non-current
Trade receivables from construction contracts			$ 1,904	¥ 13,128	¥ 17,033
Less: Impairment allowance	$ (516)	¥ (3,746)	(379)	(2,608)	(7,532)
Total of Non-current trade receivables	650	4,714	1,525	10,520	9,501
Current
Trade receivables from service concession agreement	4,036	29,276	3,324	22,927	11,252
Trade receivables from construction contracts	5,137	37,265	5,052	34,850	40,356
Less: Impairment allowance	(1,415)	(10,267)	(1,597)	(11,017)	(10,082)
Total of current trade receivables	7,758	56,274	6,779	46,760	41,526
Total	8,408	60,988	$ 8,304	57,280	¥ 51,027
Trade receivables from third parties	$ 1,166	¥ 8,460		¥ 13,128